SUPPLEMENT DATED APRIL 30, 2014

TO

PROSPECTUS

DATED DECEMBER 18, 2013

SSgA MONEY MARKET FUND (TICKER SYMBOL: SSMXX)	SSgA U.S. GOVERNMENT MONEY MARKET FUND (TICKER SYMBOL: SSGXX)	SSgA U.S. TREASURY MONEY MARKET FUND (TICKER SYMBOL: SVTXX)

SSgA PRIME MONEY MARKET FUND (TICKER SYMBOL: SVPXX)	SSgA HIGH YIELD BOND FUND (TICKER SYMBOL: SSHYX)	SSgA DYNAMIC SMALL CAP FUND (TICKER SYMBOL: SVSCX)

SSgA IAM SHARES FUND (TICKER SYMBOL: SIAMX)	SSgA ENHANCED SMALL CAP FUND (TICKER SYMBOL: SESPX)	SSgA EMERGING MARKETS FUND—INSTITUTIONAL CLASS SHARES (TICKER SYMBOL: SSEMX)

SSgA INTERNATIONAL STOCK SELECTION FUND (TICKER SYMBOL: SSAIX)	SSgA CLARION REAL ESTATE FUND (TICKER SYMBOL: SSREX)	SSgA S&P 500 INDEX FUND (TICKER SYMBOL: SVSPX)

SSgA EMERGING MARKETS FUND—SELECT CLASS SHARES (TICKER SYMBOL: SEMXS)

Shareholders of each Fund listed above (except SSgA Prime Money Market Fund, SSgA Emerging Markets Fund—Institutional Class and SSgA Clarion Real Estate Fund) have approved an amended and restated distribution plan under Rule 12b-1 (the “Plan”). The Plan for each applicable Fund is expected to be implemented on or about May 1, 2014. In addition, the Board of Trustees of SSgA Funds recently approved certain changes to the Distribution Agreement and the expense limitation arrangements for all of the Funds. These changes are expected to take effect on or about the same date as the Plan.

SSgA MONEY MARKET FUND	FUND SUMMARY	TICKER SYMBOL: SSMXX

The following replaces the corresponding table under the heading “Fees and Expenses of the Fund” for the SSgA Money Market Fund.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.25%
Distribution and Shareholder Service (12b-1) Fees	0.08	%*
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.37	%**

*	The fund has adopted a distribution plan under Rule 12b-1 pursuant to which payments of up to 0.25% of average daily net assets may be made; however, the Board has determined that payments will not exceed 0.08% of average daily net assets through at least December 31, 2014.

**	The fund’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”), is contractually obligated until December 31, 2015 to waive its management fee and/or to reimburse the fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees, and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.32% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated during the relevant period except with the approval of the fund’s Board of Trustees. Extraordinary expenses that are not subject to the foregoing contractual expense limitation agreement include, but are not limited to, any reimbursement payments made by the fund to the Adviser of fund fees and expenses that were previously waived or reimbursed by the Adviser in order to maintain a non-negative net yield for the fund. The Adviser may also voluntarily reduce all or a portion of its fees and/or reimburse expenses of the fund to the extent necessary avoid a negative yield (the “Voluntary Reduction”), or a yield below a specified level, which may vary from time to time in the Adviser’s sole discretion. The fund has agreed, subject to certain limitations, to reimburse the Adviser for the full dollar amount of any Voluntary Reduction incurred after August 1, 2012. As of August 31, 2013, the Adviser had waived fees and/or reimbursed expenses in the aggregate amount of $6,755,920 since August 1, 2012, all of which is potentially recoverable under the Voluntary Reduction. Any future reimbursement of previously waived fees by the fund to the Adviser may cause the total fund annual operating expenses of the fund to exceed the expense limitation under the contractual expense limitation agreement. The Adviser may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the fund, without limitation. Any future reimbursement by the fund of the Voluntary Reduction would increase the fund’s expenses and reduce the fund’s yield. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the fund will be able to avoid a negative yield. Total Annual Fund Operating Expenses may be higher than the fund’s ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the fund including any Voluntary Reduction.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the fund’s operating expenses remain the same. The calculation of costs for the one-year period takes into account the effect of any current contractual fee waivers and/or reimbursements; and the calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of each such period. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years	5 years	10 years
$38	$119	$208	$468

SSgA U.S. GOVERNMENT MONEY MARKET FUND	FUND SUMMARY	TICKER SYMBOL: SSGXX

The following replaces the corresponding table under the heading “Fees and Expenses of the Fund” for the SSgA U.S. Government Money Market Fund.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.25%
Distribution and Shareholder Service (12b-1) Fees	0.08	%*
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.37	%**

*	The fund has adopted a distribution plan under Rule 12b-1 pursuant to which payments of up to 0.25% of average daily net assets may be made; however, the Board has determined that payments will not exceed 0.08% of average daily net assets through at least December 31, 2014.

**	The fund’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”), is contractually obligated until December 31, 2015 to waive its management fee and/or to reimburse the fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees, and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.32% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated during the relevant period except with the approval of the fund’s Board of Trustees. Extraordinary expenses that are not subject to the foregoing contractual expense limitation agreement include, but are not limited to, any reimbursement payments made by the fund to the Adviser of fund fees and expenses that were previously waived or reimbursed by the Adviser in order to maintain a non-negative net yield for the fund. The Adviser may also voluntarily reduce all or a portion of its fees and/or reimburse expenses of the fund to the extent necessary to avoid a negative yield (the “Voluntary Reduction”), or a yield below a specific level, which may vary from time to time in the Adviser’s sole discretion. The fund has agreed, subject to certain limitations, to reimburse the
Adviser for the full dollar amount of any Voluntary Reduction incurred after August 1, 2012. As of August 31, 2013, the Adviser had waived fees and/or reimbursed expenses in the aggregate amount of $9,989,548 since August 1, 2012, all of which is potentially recoverable under the Voluntary Reduction. Any future reimbursement of previously waived fees by the fund to the Adviser may cause the total fund annual operating expenses of the fund to exceed the expense limitation under the contractual expense limitation agreement. The Adviser may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the fund, without limitation. Any future reimbursement by the fund of the Voluntary Reduction would increase the fund’s expenses and reduce the fund’s yield. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the fund will be able to avoid a negative yield. Total Annual Fund Operating Expenses may be higher than the fund’s ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the fund including any Voluntary Reduction.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the fund’s operating expenses remain the same. The calculation of costs for the one-year period takes into account the effect of any current contractual fee waivers and/or reimbursements; and the calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of each such period. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years	5 years	10 years
$38	$119	$208	$468

SSgA U.S. TREASURY MONEY MARKET FUND	FUND SUMMARY	TICKER SYMBOL: SVTXX

The following replaces the corresponding table under the heading “Fees and Expenses of the Fund” for the SSgA U.S. Treasury Money Market Fund.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.15%
Distribution and Shareholder Service (12b-1) Fees	0.04	%*
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.23%
Less Fee Waivers and/or Expense Reimbursements	(0.05	)%**
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.18	%***

*	The fund has adopted a distribution plan under Rule 12b-1 pursuant to which payments of up to 0.25% of average daily net assets may be made; however, the Board has determined that payments will not exceed 0.04% of average daily net assets through at least December 31, 2014.

**	The fund’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”) is contractually obligated until December 31, 2014 to waive 0.05% of its 0.15% management fee. Additionally, the Adviser is further contractually obligated until December 31, 2015 to waive its management fee and/or to reimburse the fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees, and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.16% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated during the relevant period except with the approval of the fund’s Board of Trustees. Extraordinary expenses that are not subject to the foregoing contractual expense limitation agreement include, but are not limited to, any reimbursement payments made by the fund to the Adviser of fund fees and expenses that were previously waived or reimbursed by the Adviser in order to maintain a non-negative net yield for the fund. The Adviser may also voluntarily reduce all or a portion of its fees and/or reimburse expenses of the fund to the extent necessary to avoid a negative yield (the “Voluntary Reduction”), or a yield below a specified level, which may vary from time to time in the Adviser’s sole discretion. The fund has agreed, subject to certain limitations, to reimburse the Adviser for the full dollar amount of any Voluntary Reduction incurred after August 1, 2012. As of August 31, 2013, the Adviser had waived fees and/or reimbursed expenses in the aggregate amount of $5,168,552 since August 1, 2012, all of which is potentially recoverable under the Voluntary Reduction. Any future reimbursement of previously waived fees by the fund to the Adviser may cause the total fund annual operating expenses of the fund to exceed the expense limitation under the contractual expense limitation agreement. The Adviser may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the fund, without limitation. Any future reimbursement by the fund of the Voluntary Reduction would increase the fund’s expenses and reduce the fund’s yield. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the fund will be able to avoid a negative yield.

***	Total Annual Fund Operating Expenses may be higher than the fund’s ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the fund including any Voluntary Reduction.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the fund’s operating expenses remain the same. The calculation of costs for the one-year period takes into account the effect of any current contractual fee waivers and/or reimbursements; and the calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of each such period. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years	5 years	10 years
$18	$69	$124	$288

SSgA PRIME MONEY MARKET FUND	FUND SUMMARY	TICKER SYMBOL: SVPXX

The following replaces the corresponding table under the heading “Fees and Expenses of the Fund” for the SSgA Prime Money Market Fund.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.15%
Distribution and Shareholder Service (12b-1) Fees	0.05	%*
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.24%
Less Fee Waivers and/or Expense Reimbursements	(0.05	)%**
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.19%

*	The fund has adopted a distribution plan under Rule 12b-1 pursuant to which payments of up to 0.25% of average daily net assets may be made; however, the Board has determined that payments will not exceed 0.05% of average daily net assets through at least December 31, 2014.

**	The fund’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”), is contractually obligated until December 31, 2014 to waive 0.05% of its 0.15% management fee. Additionally, the adviser is further contractually obligated until December 31, 2015 to waive its management fee and/or to reimburse the fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees, and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.15% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated during the relevant period except with the approval of the fund’s Board of Trustees. Extraordinary expenses that are not subject to the foregoing contractual expense limitation agreement include, but are not limited to, any reimbursement payments made by the fund to the Adviser of fund fees and expenses that were previously waived or reimbursed by the Adviser in order to maintain a non-negative net yield for the fund. The Adviser may also voluntarily reduce all or a portion of its fees and/or reimburse expenses of the fund to the extent necessary to avoid a negative yield (the “Voluntary Reduction”), or a yield below a specified level, which may vary from time to time in the Adviser’s sole discretion. The fund has agreed, subject to certain limitations, to reimburse the Adviser for the full dollar amount of any Voluntary Reduction incurred after August 1, 2012. As of August 31, 2013, the Adviser has not waived fees and/or reimbursed expenses under the Voluntary Reduction. Any future reimbursement of previously waived fees by the fund to the Adviser may cause the total fund annual operating expenses of the fund to exceed the expense limitation under the contractual expense limitation agreement. The Adviser may, in its sole discretion, irrevocably waive receipt of any or all reimbursement amounts due from the fund, without limitation. Any future reimbursement by the fund of the Voluntary Reduction would increase the fund’s expenses and reduce the fund’s yield. There is no guarantee that the Voluntary Reduction will be in effect at any given time or that the fund will be able to avoid a negative yield.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the fund’s operating expenses remain the same. The calculation of costs for the one-year period takes into account the effect of any current contractual fee waivers and/or reimbursements; and the calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of each such period. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years	5 years	10 years
$19	$72	$130	$301

SSgA S&P 500 INDEX FUND	FUND SUMMARY	TICKER SYMBOL: SVSPX

The following replaces the corresponding table under the heading “Fees and Expenses of the Fund” for the SSgA S&P 500 Index Fund.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee(1)	0.045%
Distribution and Shareholder Service (12b-1) Fees	0.062	%*
Other Expenses	0.060%
Total Annual Fund Operating Expenses	0.167	%**

(1)	Amounts reflect the total expenses of the Portfolio and the fund.

*	The fund has adopted a distribution plan under Rule 12b-1 pursuant to which payments of up to 0.25% of average daily net assets may be made; however, the Board has determined that payments will not exceed 0.062% of average daily net assets through at least December 31, 2014.

**	The fund’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”), is contractually obligated until December 31, 2015 to waive its management fee and/or to reimburse the fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees, and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.13% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated during the relevant period except with the approval of the fund’s Board of Trustees.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the fund’s operating expenses remain the same. The calculation of costs for the one-year period takes into account the effect of any current contractual fee waivers and/or reimbursements; and the calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of each such period. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years	5 years	10 years
$17	$54	$94	$213

SSgA DYNAMIC SMALL CAP FUND	FUND SUMMARY	TICKER SYMBOL: SVSCX

The following replaces the corresponding table under the heading “Fees and Expenses of the Fund” for the SSgA Dynamic Small Cap Fund.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.75%
Distribution and Shareholder Service (12b-1) Fees	0.25%
Other Expenses	1.14%
Acquired Fund Fees and Expenses	0.02	%*
Total Annual Fund Operating Expenses	2.16%
Less Fee Waivers and/or Expense Reimbursements	(1.04	)%**
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	1.12%

*	“Acquired Fund Fees and Expenses” are not included in the fund’s financial statements, which provide a clearer picture of a fund’s actual operating costs.

**	The fund’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”), is contractually obligated until December 31, 2015 to waive its management fee and/or to reimburse the fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees, and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.85% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated during the relevant period except with the approval of the fund’s Board of Trustees.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the fund’s operating expenses remain the same. The calculation of costs for the one-year period takes into account the effect of any current contractual fee waivers and/or reimbursements; and the calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of each such period. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years	5 years	10 years
$114	$576	$1,064	$2,411

SSgA IAM SHARES FUND	FUND SUMMARY	TICKER SYMBOL: SIAMX

The following replaces the corresponding table under the heading “Fees and Expenses of the Fund” for the SSgA IAM SHARES Fund.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.25%
Distribution and Shareholder Service (12b-1) Fees	0.05	%*
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.44	%**

*	The fund has adopted a distribution plan under Rule 12b-1 pursuant to which payments of up to 0.25% of average daily net assets may be made; however, the Board has determined that payments will not exceed 0.05% of average daily net assets through at least December 31, 2014.

**	The fund’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”), is contractually obligated until December 31, 2015 to waive its management fee and/or to reimburse the fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees, and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.60% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated during the relevant period except with the approval of the fund’s Board of Trustees.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the fund’s operating expenses remain the same. The calculation of costs for the one-year period takes into account the effect of any current contractual fee waivers and/or reimbursements; and the calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of each such period. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years	5 years	10 years
$45	$141	$246	$555

SSgA ENHANCED SMALL CAP FUND	FUND SUMMARY	TICKER SYMBOL: SESPX

The following replaces the corresponding table under the heading “Fees and Expenses of the Fund” for the SSgA Enhanced Small Cap Fund.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.45%
Distribution and Shareholder Service (12b-1) Fees	0.25%
Other Expenses	0.65%
Acquired Fund Fees and Expenses	0.14	%*
Total Annual Fund Operating Expenses	1.49%
Less Fee Waivers and/or Expense Reimbursements	(0.60	)%**
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.89%

*	“Acquired Fund Fees and Expenses” are not included in the fund’s financial statements, which provide a clearer picture of a fund’s actual operating costs.

**	The fund’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”), is contractually obligated until December 31, 2015 to waive its management fee and/or to reimburse the fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees, and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.50% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated during the relevant period except with the approval of the fund’s Board of Trustees.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the fund’s operating expenses remain the same. The calculation of costs for the one-year period takes into account the effect of any current contractual fee waivers and/or reimbursements; and the calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of each such period. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years	5 years	10 years
$91	$412	$756	$1,728

SSgA HIGH YIELD BOND FUND	FUND SUMMARY	TICKER SYMBOL: SSHYX

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.30%
Distribution and Shareholder Service (12b-1) Fees	0.25%
Other Expenses	0.21%
Acquired Fund Fees and Expenses	0.01	%*
Total Annual Fund Operating Expenses	0.77%
Less Fee Waivers and/or Expense Reimbursements	(0.01	)%**
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.76%

*	“Acquired Fund Fees and Expenses” are not included in the fund’s financial statements, which provide a clearer picture of a fund’s actual operating costs.

**	The fund’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”), is contractually obligated until December 31, 2015 to waive its management fee and/or to reimburse the fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees, and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.50% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated during the relevant period except with the approval of the fund’s Board of Trustees.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the fund’s operating expenses remain the same. The calculation of costs for the one-year period takes into account the effect of any current contractual fee waivers and/or reimbursements; and the calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of each such period. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years	5 years	10 years
$78	$245	$427	$953

SSgA INTERNATIONAL STOCK SELECTION FUND	FUND SUMMARY	TICKER SYMBOL: SSAIX

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.75%
Distribution and Shareholder Service (12b-1) Fees	0.25%
Other Expenses	0.17%
Total Annual Fund Operating Expenses	1.17%
Less Fee Waivers and/or Expense Reimbursements	(0.17)%*
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	1.00%*
*	The fund’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”), is contractually obligated until December 31, 2015 to waive its management fee and/or to reimburse the fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees, and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.75% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated during the relevant period except with the approval of the fund’s Board of Trustees.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the fund’s operating expenses remain the same. The calculation of costs for the one-year period takes into account the effect of any current contractual fee waivers and/or reimbursements; and the calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of each such period. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years	5 years	10 years
$102	$355	$627	$1,405

SSgA EMERGING MARKETS FUND	FUND SUMMARY	TICKER SYMBOL: SSEMX

The following replaces the corresponding table under the heading “Fees and Expenses of the Fund” for the SSgA Emerging Markets Fund—Institutional Class Shares.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.75%
Distribution and Shareholder Service (12b-1) Fees	0.25%
Other Expenses	0.17%
Total Annual Fund Operating Expenses	1.17%*
*	The fund’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”), is contractually obligated until December 31, 2015 to waive its management fee and/or to reimburse the fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees, and distribution, shareholder servicing, and sub-transfer agency fees) exceed 1.00% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated during the relevant period except with the approval of the fund’s Board of Trustees.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the fund’s operating expenses remain the same. The calculation of costs for the one-year period takes into account the effect of any current contractual fee waivers and/or reimbursements; and the calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of each such period. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years	5 years	10 years
$119	$372	$644	$1,420

SSgA CLARION REAL ESTATE FUND	FUND SUMMARY	TICKER SYMBOL: SSREX

The following replaces the corresponding table under the heading “Fees and Expenses of the Fund” for the SSgA Clarion Real Estate Fund.

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.65%
Distribution and Shareholder Service (12b-1) Fees	0.25%
Other Expenses	0.49%
Total Annual Fund Operating Expenses	1.39%
Less Fee Waivers and/or Expense Reimbursements	(0.39)%*
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	1.00%

*	The fund’s investment adviser, SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”), is contractually obligated until December 31, 2015 to waive its management fee and/or to reimburse the fund for expenses to the extent that total expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees, and distribution, shareholder servicing, and sub-transfer agency fees) exceed 0.75% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated during the relevant period except with the approval of the fund’s Board of Trustees.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the fund’s operating expenses remain the same. The calculation of costs for the one-year period takes into account the effect of any current contractual fee waivers and/or reimbursements; and the calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of each such period. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 year	3 years	5 years	10 years
$102	$402	$723	$1,635

The following replaces the disclosure in the Prospectus under the heading “Distribution Arrangements” for the Funds (except SSgA Prime Money Market Fund, SSgA Emerging Markets Fund—Institutional Class and SSgA Clarion Real Estate Fund).

DISTRIBUTION ARRANGEMENTS

DISTRIBUTION ARRANGEMENTS AND RULE 12B-1 FEES

The Funds have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act under which the Fund may compensate its distributor (or others) for services in connection with the distribution of the Fund’s shares and for services provided to Fund shareholders (the “Plan”). The Plan calls for payments at an annual rate (based on average daily net assets) of 0.25% of each Fund’s net assets attributable to its Institutional Class shares and 0.025% of the SSgA Emerging Markets Fund’s net assets attributable to its Select Class shares. As indicated in the expense table for certain Funds, the Board of Trustees of SSgA Funds has limited the amount that may be paid under the Plan for certain Funds until at least December 31, 2014. Because these fees are paid out of the assets of a Fund attributable to its shares on an ongoing basis, they will increase the cost of your investment and may cost you more over time than paying other types of sales charges. Long-term shareholders of an SSgA Fund may pay more in Rule 12b-1 fees than the economic equivalent of the maximum front-end sales charge permitted by the Financial Industry Regulatory Authority, Inc. (“FINRA”).

In addition to payments under the Plan, the Funds may reimburse the Distributor or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services, including services described below under “Other Payments to Financial Intermediaries.” The amount of the reimbursement is calculated in a manner approved by the Trustees and is reviewed by the Trustees periodically.

Because the Funds pay distribution and other fees for the sale of their shares and for services provided to shareholders out of the Funds’ assets on an ongoing basis, over time those fees will increase the cost of your investment and may cost you more than paying other types of sales loads.

A Fund may pay distribution fees and other amounts described in this Prospectus at a time when shares of that Fund are unavailable for purchase.

OTHER PAYMENTS TO FINANCIAL INTERMEDIARIES

Financial intermediaries are firms that, for compensation, sell shares of mutual funds, including the Funds, and/or provide certain administrative and account maintenance services to mutual fund shareholders. Financial intermediaries may include, among others, brokers, financial planners or advisors, banks, and insurance companies.

In some cases, a financial intermediary may hold its clients’ Fund shares in nominee or street name. Shareholder services provided by a financial intermediary may (though they will not necessarily) include, among other things: processing and mailing trade confirmations, periodic statements, prospectuses, annual reports, semiannual reports, shareholder notices, and other SEC-required communications; capturing and processing tax data; issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; and establishing and maintaining systematic withdrawals and automated investment plans and shareholder account registrations.

The compensation paid by the Distributor or its affiliates to a financial intermediary is typically paid continually over time, during the period when the intermediary’s clients hold investments in the Funds. The amount of continuing compensation paid by the Distributor or its affiliates to different financial intermediaries for distribution and/or shareholder services varies. The compensation is typically a percentage of the value of the financial intermediary’s clients’ investments in the Funds or a per account fee. The variation in compensation may, but will not necessarily, reflect enhanced or additional services provided by the intermediary.

The Distributor and its affiliates (including SSgA FM), at their own expense and out of their own assets, may also provide other compensation to financial intermediaries in connection with sales of the Funds’ shares or the servicing of shareholders or shareholder accounts. Such compensation may include, but is not limited to, financial assistance to financial intermediaries in connection with conferences, sales, or training programs for their employees; seminars for the public; advertising or sales campaigns; or other financial intermediary-sponsored special events. In some instances, this compensation may be made available only to certain financial intermediaries whose representatives have sold or are expected to sell significant amounts of shares. Dealers may not use sales of the Funds’ shares to qualify for this compensation to the extent prohibited by the laws or rules of any state or any self-regulatory agency, such as FINRA.

If payments to financial intermediaries by the distributor or adviser for a particular mutual fund complex exceed payments by other mutual fund complexes, your financial advisor and the financial intermediary employing him or her may have an incentive to recommend that fund complex over others. Please speak with your financial advisor to learn more about the total amounts paid to your financial advisor and his or her firm by the Distributor and its affiliates and by sponsors of other mutual funds he or she may recommend to you. You should also consult disclosures made by your financial intermediary at the time of purchase.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SSGACOMBSUPP2

SSgA Funds

SUPPLEMENT DATED APRIL 30, 2014

TO

STATEMENT OF ADDITIONAL INFORMATION

DATED DECEMBER 18, 2013

SSgA MONEY MARKET FUND (TICKER SYMBOL: SSMXX)	SSgA U.S. GOVERNMENT MONEY MARKET FUND (TICKER SYMBOL: SSGXX)	SSgA U.S. TREASURY MONEY MARKET FUND (TICKER SYMBOL: SVTXX)

SSgA PRIME MONEY MARKET FUND (TICKER SYMBOL: SVPXX)	SSgA HIGH YIELD BOND FUND (TICKER SYMBOL: SSHYX)	SSgA DYNAMIC SMALL CAP FUND (TICKER SYMBOL: SVSCX)

SSgA IAM SHARES FUND (TICKER SYMBOL: SIAMX)	SSgA ENHANCED SMALL CAP FUND (TICKER SYMBOL: SESPX)	SSgA EMERGING MARKETS FUND— INSTITUTIONAL CLASS SHARES (TICKER SYMBOL: SSEMX)

SSgA INTERNATIONAL STOCK SELECTION FUND (TICKER SYMBOL: SSAIX)	SSgA CLARION REAL ESTATE FUND (TICKER SYMBOL: SSREX)	SSgA S&P 500 INDEX FUND (TICKER SYMBOL: SVSPX)

SSgA EMERGING MARKETS FUND—SELECT CLASS SHARES (TICKER SYMBOL: SEMXS)

Shareholders of SSgA Money Market Fund, SSgA U.S. Government Money Market Fund, SSgA U.S. Treasury Money Market Fund, SSgA High Yield Bond Fund, SSgA Dynamic Small Cap Fund, SSgA IAM SHARES Fund, SSgA Enhanced Small Cap Fund, SSgA Emerging Markets Fund—Select Class shares, SSgA International Stock Selection Fund and SSgA S&P 500 Index Fund have approved an amended and restated distribution plan under Rule 12b-1 (the “Plan”). The Plan for each Fund is expected to be implemented on or about May 1, 2014. For only those Funds, the following replaces the disclosure in the SAI under the heading “Investment Advisory and Other Services—Distribution Plans and Shareholder Servicing Arrangements” except for the existing disclosure in the sub-section “Shareholder Servicing Fees to State Street.”

DISTRIBUTION PLANS AND SHAREHOLDER SERVICING ARRANGEMENTS

To compensate the Distributor for the services it provides and for the expenses it bears in connection with the distribution of shares of the Funds, each Fund may make payments from the assets attributable to certain classes of its shares to the Distributor under a distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan is a compensation plan that provides for payments at annual rates (based on average daily net assets) described below.

The Board, including all of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust (the “Independent Trustees”) and who have no direct or indirect financial interest in the Plan or any related agreements, approved the Plan (the “Qualified Distribution Plan Trustees”). The Plan will continue in effect with respect to a class of shares of a Fund only if such continuance is specifically approved at least annually by a vote of both a majority of the Board of Trustees of the Trust and a majority of the Qualified Distribution Plan Trustees. The Plan may not be amended to increase materially the amount of a Fund’s permitted expenses thereunder without the approval of a majority of the outstanding shares of the affected share class and may not be materially amended in any case without a vote of the majority of both the Trustees and the Qualified Distribution Plan Trustees. The Plan calls for payments at an annual rate (based on average net assets) as follows:

Annual 12b-1 Fee
Institutional Class	0.25%
Select Class	0.025%

The Plan may benefit the Funds by increasing sales of shares and reducing redemptions of shares, resulting potentially, for example, in economies of scale and more predictable flows of cash into and out of the Funds. Because Rule 12b-1 fees are paid out of a Fund’s assets, all shareholders share in that expense; however, because shareholders hold their shares through varying arrangements (for example, directly or through financial intermediaries), they may not share equally in the benefits of the Plan.

Financial intermediaries are firms that, for compensation, sell shares of mutual funds, including the Funds, and/or provide certain administrative and account maintenance services to mutual fund shareholders. Financial intermediaries may include, among others, brokers, financial planners or advisors, banks, and insurance companies. In some cases, a financial intermediary may hold its clients’ Fund shares in nominee or street name. Shareholder services provided by a financial intermediary may (though they will not necessarily) include, among other things: processing and mailing trade confirmations, periodic statements, prospectuses, annual reports, semi-annual reports, shareholder notices, and other SEC-required communications; capturing and processing tax data; issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; and establishing and maintaining systematic withdrawals and automated investment plans and shareholder account registrations. The compensation paid by the Distributor to a financial intermediary may be paid continually over time, during the period when the intermediary’s clients hold investments in the Funds. The compensation to financial intermediaries includes networking fees and account-based fees. The amount of continuing compensation paid by the Distributor to different financial intermediaries varies.

Some portion of the Distributor’s payments to financial intermediaries will be made out of amounts received by the Distributor under the Funds’ Plans. In addition, certain of the Funds may reimburse the Distributor for payments the Distributor makes to financial intermediaries that provide certain recordkeeping, administrative and account maintenance services. The amount of the reimbursement is calculated in a manner approved by the Trustees and is reviewed by the Trustees periodically.

The Distributor and its affiliates (including SSgA FM), at their own expense and out of their own assets, may also provide other compensation to financial intermediaries in connection with sales of the Funds’ shares or the servicing of shareholders or shareholder accounts. Such compensation may include, but is not limited to, financial assistance to financial intermediaries in connection with conferences, sales, or training programs for their employees, seminars for the public, advertising or sales campaigns, or other financial intermediary-sponsored special events. In some instances, this compensation may be made available only to certain financial intermediaries whose representatives have sold or are expected to sell significant amounts of shares. Dealers may not use sales of the Funds’ shares to qualify for this compensation to the extent prohibited by the laws or rules of any state or any self-regulatory agency, such as the Financial Industry Regulatory Authority, Inc.

If payments to financial intermediaries by the distributor or adviser for a particular mutual fund complex exceed payments by other mutual fund complexes, your financial advisor and the financial intermediary employing him or her may have an incentive to recommend that fund complex over others. Please speak with your financial advisor to learn more about the total amounts paid to your financial advisor and his or her firm by the Distributor and its affiliates, and by sponsors of other mutual funds he or she may recommend to you. You should also consult disclosures made by your financial intermediary at the time of purchase.

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Because the Funds pay distribution, service and other fees for the sale of their shares and for services provided to shareholders out of the Funds’ assets on an ongoing basis, over time those fees will increase the cost of an investment in a Fund and may cost a shareholder more than paying other types of sales loads.

A Fund may pay distribution fees, service fees and other amounts described above at a time when shares of the Fund are not being actively promoted to new investors generally, or when shares of that Fund are unavailable for purchase.

For the SSgA Money Market Fund, SSgA U.S. Government Money Market Fund, SSgA U.S. Treasury Money Market Fund, SSgA Prime Money Market Fund, SSgA IAM SHARES Fund and SSgA S&P 500 Index Fund, the following supplements the disclosure in the SAI under the heading “Investment Advisory and Other Services—Distribution Plans and Shareholder Servicing Arrangements.”

The Board has determined that payments under the Plan will not exceed the following amounts through at least December 31, 2014.

12b-1 Fee Limit
SSgA Money Market Fund	0.08%
SSgA U.S. Government Money Market Fund	0.08%
SSgA U.S. Treasury Money Market Fund	0.04%
SSgA Prime Money Market Fund	0.05%
SSgA IAM SHARES Fund	0.05%
SSgA S&P 500 Index Fund	0.062%

Investment Restrictions

The “Investment Restrictions” section of the SAI for the SSgA Money Market Fund, SSgA U.S. Government Money Market Fund, SSgA U.S. Treasury Money Market Fund (together with SSgA Money Market Fund and SSgA U.S. Government Money Market Fund, the “Money Market Funds”), SSgA High Yield Bond Fund, SSgA Dynamic Small Cap Fund, SSgA IAM SHARES Fund, SSgA Enhanced Small Cap Fund, SSgA International Stock Selection Fund and SSgA S&P 500 Index Fund is deleted in its entirety and replaced with the following:

Fundamental Investment Restrictions

The Trust has adopted the following restrictions applicable to the Funds, which may not be changed without the affirmative vote of a “majority of the outstanding voting securities” of a Fund, which is defined in the 1940 Act to mean the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund and (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are present at the meeting in person or by proxy.

1.	A Fund may borrow money and issue senior securities to the extent consistent with applicable law from time to time.

2.	A Fund may make loans, including to affiliated investment companies, to the extent consistent with applicable law from time to time.

3.	A Fund may purchase or sell commodities to the extent consistent with applicable law from time to time.

4.	A Fund may purchase, sell or hold real estate to the extent consistent with applicable law from time to time.

5.	A Fund may underwrite securities to the extent consistent with applicable law from time to time.

For the Money Market Funds:

6.

A Fund may not purchase any security if, as a result, 25% or more of the Fund’s total assets (taken at current value) would be invested in a particular industry (for purposes of this restriction, investment companies are not considered to constitute a particular industry or group of industries), except as is consistent with applicable law from time to time and as follows: the Fund is permitted to invest without limit in “government securities” (as defined in the 1940 Act), tax-exempt securities issued by a U.S. territory or possession, a state or local government, or a political subdivision of any of the foregoing and bankers’ acceptances, certificates of deposit and similar instruments issued by: (i) U.S. banks, (ii) U.S. branches of foreign banks (in circumstances in which the Adviser determines that the U.S. branches of foreign banks are subject to the same regulation as U.S. banks), (iii) foreign branches of U.S. banks (in circumstances in which the Adviser determines that the Fund will have recourse to the U.S. bank for the obligations of the foreign branch), and

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(iv) foreign branches of foreign banks (to the extent that the Adviser determines that the foreign branches of foreign banks are subject to the same or substantially similar regulations as U.S. banks).

With respect to the Money Market Funds’ investment policy on concentration (#6 above), a Fund may concentrate in bankers’ acceptances, certificates of deposit and similar instruments when, in the opinion of the Adviser, the yield, marketability and availability of investments meeting the Fund’s quality standards in the banking industry justify any additional risks associated with the concentration of the Fund’s assets in such industry.

For SSgA High Yield Bond Fund, SSgA Dynamic Small Cap Fund, SSgA IAM SHARES Fund, SSgA Enhanced Small Cap Fund and SSgA International Stock Selection Fund:

6.	A Fund may not purchase any security if, as a result, 25% or more of the Fund’s total assets (taken at current value) would be invested in a particular industry (for purposes of this restriction, investment companies are not considered to constitute a particular industry or group of industries), except as is consistent with applicable law from time to time and as follows: the Fund is permitted to invest without limit in “government securities” (as defined in the 1940 Act) and tax-exempt securities issued by a U.S. territory or possession, a state or local government, or a political subdivision of any of the foregoing.

For SSgA S&P 500 Index Fund:

6.	The Fund may not purchase any security if, as a result, 25% or more of the Fund’s total assets (taken at current value) would be invested in a particular industry (for purposes of this restriction, investment companies are not considered to constitute a particular industry or group of industries), except as is consistent with applicable law from time to time and as follows: the Fund is permitted to invest without limit in “government securities” (as defined in the 1940 Act) and tax exempt securities issued by a U.S. territory or possession, a state or local government, or a political subdivision of any of the foregoing. The Fund may concentrate its investments in securities of issuers in the same industry as may be necessary to approximate the composition of the Fund’s underlying Index.

SSgA S&P 500 Index Fund invests substantially all of its assets in State Street Equity 500 Index Portfolio. The interest holders of State Street Equity 500 Index Portfolio approved the same fundamental investment restrictions as the SSgA S&P 500 Index Fund. In reviewing the description of the Fund’s investment restrictions above, you should assume that the investment restrictions of the State Street Equity 500 Index Portfolio are the same in all material respects as those of the Fund.

For each Fund, all percentage limitations (except the limitation to borrowings) on investments will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. Except for the investment restrictions expressly identified as fundamental, or to the extent designated as such in the Prospectus with respect to a Fund, the other investment policies described in this SAI or in the Prospectus are not fundamental and may be changed by approval of the Trustees without shareholder approval.

Non-Fundamental Investment Restrictions

The following restrictions are designated as non-fundamental with respect to the SSgA High Yield Bond Fund, SSgA International Stock Selection Fund, SSgA Dynamic Small Cap Fund and SSgA IAM SHARES Fund and may be changed by the Trust’s Board of Trustees without shareholder approval.

1.	A Fund will not invest more than 15% of its net assets in the aggregate, on an ongoing basis, in illiquid securities or securities that are not readily marketable, including repurchase agreements and time deposits of more than seven days’ duration.

The following restrictions are designated as non-fundamental with respect to the SSgA High Yield Bond Fund, SSgA Dynamic Small Cap Fund and SSgA IAM SHARES Fund and may be changed by the Trust’s Board of Trustees without shareholder approval.

1.	A Fund will not invest in securities issued by other investment companies except in connection with a merger, consolidation, acquisition of assets, or other reorganization approved by the Fund’s shareholders, except that the Funds may invest in such securities to the extent permitted by the 1940 Act. These investment companies may charge management fees which shall be borne by the Funds.

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The following restrictions are designated as non-fundamental with respect to the SSgA International Stock Selection Fund, SSgA Dynamic Small Cap Fund and SSgA IAM SHARES Fund and may be changed by the Trust’s Board of Trustees without shareholder approval.

1.	A Fund will not purchase from or sell portfolio securities to its officers or directors or other interested persons (as defined in the 1940 Act) of the Funds, including their investment advisors and affiliates, except as permitted by the 1940 Act and exemptive rules or orders thereunder.

The following restrictions are designated as non-fundamental with respect to the SSgA Dynamic Small Cap Fund, SSgA IAM SHARES Fund and SSgA S&P 500 Index Fund and may be changed by the Trust’s Board of Trustees without shareholder approval.

1.	A Fund will not make investments for the purpose of gaining control of an issuer’s management.

The following restrictions are designated as non-fundamental with respect to the SSgA High Yield Bond Fund and may be changed by the Trust’s Board of Trustees without shareholder approval.

1.	The Fund will not purchase from or sell portfolio securities to its officers or directors or other interested persons (as defined in the 1940 Act) of the Fund, including its investment Advisors and affiliates, except as permitted by the 1940 Act and exemptive rules or orders thereunder.

2.	The Fund will not purchase or sell puts, calls or invest in straddles, spreads or any combination thereof, if as a result of such purchase the value of the Fund’s aggregate investment in such securities would exceed 5% of the Fund’s total assets.

3.	The Fund will not make short sales of securities or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions. The Fund may make initial margin deposits and variation margin payments in connection with transactions in futures contracts and related options.

The following restrictions are designated as non-fundamental with respect to the SSgA S&P 500 Index Fund and may be changed by the Trust’s Board of Trustees without shareholder approval.

1.	The Fund will not invest in securities issued by other investment companies except in connection with a merger, consolidation, acquisition of assets, or other reorganization approved by the Fund’s shareholders, except that the Fund may invest in such securities to the extent permitted by the 1940 Act. These investment companies may charge management fees which shall be borne by the Fund.

2.	The Fund will not invest more than 15% of its net assets in the aggregate in illiquid securities or securities that are not readily marketable, including repurchase agreements and time deposits of more than seven days’ duration.

The following section is added to the “Investment Strategies” section of the SAI for the Funds.

TEMPORARY DEFENSIVE POSITIONS

From time to time, a Fund may take temporary defensive positions in attempting to respond to adverse market, economic or other conditions. Temporary defensive positions may be taken, for example, to preserve capital or if the Fund is unable to pursue its investment strategies or acquire the types of securities in which it normally invests. Temporary defensive positions will be in high-quality fixed income securities, cash or cash equivalents. These positions include, but are not limited to: (1) obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities; (2) commercial paper, bank certificates of deposit, bankers’ acceptances and time deposits; (3) repurchase agreements; or (4) uninvested cash, some or all of which may be held in a non-interest bearing demand deposit account at the Fund’s affiliated custodian. The Adviser has discretion in determining: (i) whether taking a temporary defensive position is appropriate for a Fund at a particular time, and (ii) the types of instruments that a Fund will hold in taking a temporary defensive position.

When taking a temporary defensive position, a Fund may not achieve its investment objective.

From time to time, the U.S. Treasury Money Market Fund may take temporary defensive positions in attempting to respond to adverse market, economic or other conditions. Temporary defensive positions may be taken, for example, to preserve capital or if the Fund is unable to acquire the types of Treasury securities in which it normally invests. Temporary defensive positions may include, but are not limited to, investment in non-Treasury, U.S. government securities and repurchase agreements collateralized by such securities, the maintenance of uninvested cash, or investment in cash equivalents. The Fund’s holdings in temporary defensive positions may be inconsistent with the Fund’s principal investment strategy, and, as a result, the Fund may not achieve its investment objective.

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Board of Trustees

The table in the section of the SAI titled “Management of the Trust—Board of Trustees and Officers” is amended to add the following trustees.

The business address for each trustee is One Lincoln Street, Boston, Massachusetts 02111-2900.

NAME, ADDRESS, AND AGE	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST FIVE YEARS
INDEPENDENT TRUSTEES
Michael F. Holland YOB: 1944	Trustee and Co-Chairman of the Board	Term: Indefinite Elected: 1/14	Chairman, Holland & Company L.L.C. (investment adviser) (1995-present).	56	Trustee and Co-Chairman, State Street Master Funds; Trustee and Co-Chairman, State Street Institutional Investment Trust; Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc.; Director, The Taiwan Fund, Inc.; Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loan Funds.

William L. Boyan YOB: 1937	Trustee and Co-Chairman of the Valuation Committee	Term: Indefinite Elected: 1/14	President and Chief Operations Officer, John Hancock Financial Services (1959-1999). Mr. Boyan retired in 1999. Chairman Emeritus, Children’s Hospital, Boston, MA (1984-2011); Former Trustee of Old Mutual South Africa Master Trust (investments) (1995-2008); Former Chairman, Boston Plan For Excellence, Boston Public Schools (1995-2010); Member of Advisory Board of Florida Atlantic University Lifelong Learning Society.	56	Trustee, State Street Master Funds; Trustee, State Street Institutional Investment Trust; Former Trustee of Old Mutual South Africa Master Trust; Trustee, Children’s Hospital, Boston, MA.

Rina K. Spence YOB: 1948	Trustee and Co-Chairman of the Qualified Legal and Compliance Committee and Co-Chairman of the Governance Committee	Term: Indefinite Elected: 1/14	President of SpenceCare International LLC (international healthcare consulting) (1999-present); Chief Executive Officer, IEmily.com (health internet company) (2000-2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998-1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994-1998); President and CEO Emerson Hospital (1984-1994); Trustee, Eastern Enterprise (utilities) (1988-2000).	56	Trustee, State Street Master Funds; Trustee, State Street Institutional Investment Trust; Director, Berkshire Life Insurance Company of America (1993-2009); Director, IEmily.com, Inc. (2000-2010); and Trustee, National Osteoporosis Foundation (2005-2008).

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NAME, ADDRESS, AND AGE	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST FIVE YEARS
Douglas T. Williams YOB: 1940	Trustee and Co-Chairman of the Audit Committee	Term: Indefinite Elected: 1/14	President, Oakmonst Homeowners Association; President, Mariner Sands Chapel; Executive Vice President and member of Executive Committee, Chase Manhattan Bank (1987-1999); President, Boston Stock Exchange Depository Trust Company, 1981-1982.	56	Trustee, State Street Master Funds; Trustee, State Street Institutional Investment Trust; Treasurer, Nantucket Educational Trust, (2002-2007).

INTERESTED TRUSTEE
James E. Ross(1) YOB: 1965	Trustee	Term: Indefinite Elected Trustee: 1/14	Chairman and Director, SSgA Funds Management, Inc. (2012-present); President, SSgA Funds Management, Inc. (2005-2012); Executive Vice President and Senior Managing Director, State Street Global Advisors (2006-present); and Principal, State Street Global Advisors (2006-present).	239	Trustee, State Street Master Funds; Trustee, State Street Institutional Investment Trust; Trustee, SPDR Series Trust; Trustee, SPDR Index Shares Funds; Trustee, Select Sector SPDR Trust; Trustee, SSgA Active ETF Trust; and Trustee, SSgA Master Trust.

(1)	Mr. Ross is an Interested Trustee because of his employment by State Street Global Advisors, an affiliate of the Trust.

The table in the section of the SAI titled “Management of the Trust—Trustees and Officers of the Master Funds” is amended to add the following trustees.

The business address for each trustee is One Lincoln Street, Boston, Massachusetts 02111-2900.

NAME, ADDRESS, AND AGE	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST FIVE YEARS
INDEPENDENT TRUSTEES
Patrick J. Riley YOB: 1948	Trustee and Co-Chairman of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisors Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSgA Liquidity plc (formerly, SSgA Cash Management Fund plc); January 2009 to Present, Independent Director, SSgA Fixed Income plc; and January 2009 to Present, Independent Director, SSgA Qualified Funds PLC.	56	Trustee and Co-Chairman, State Street Institutional Investment Trust; Trustee and Co-Chairman, SSgA Funds; Board Director and Chairman, SPDR Europe 1 PLC Board (2011-Present); Board Director and Chairman, SPDR Europe II, PLC (2013-Present).

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NAME, ADDRESS, AND AGE	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST FIVE YEARS
William L. Marshall YOB: 1942	Trustee and Co-Chairman of the Audit Committee	Term: Indefinite Elected: 1/14	April 2011 to Present, Chairman (until April 2011, Chief Executive Officer and President), Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment adviser and provider of financial and related consulting services); Certified Financial Planner; Member, Financial Planners Association; Director, SPCA of Bucks County, PA; and the Ann Silverman Community Clinic of Doylestown, PA.	56	Trustee, State Street Institutional Investment Trust; Trustee, SSgA Funds; Director, Marshall Financial Group, Inc.

Richard D. Shirk YOB: 1945	Trustee and Co-Chairman of the Qualified Legal and Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare); 1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to Present, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to Present, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College.	56	Trustee, State Street Institutional Investment Trust; Trustee, SSgA Funds; Board member, AeroCare Holdings (privately held healthcare services company) (February 2003-Present); Board member, Regenesis Biomedical (health care services) (April 2012-Present).

Bruce D. Taber YOB: 1943	Trustee, Co-Chairman of the Valuation Committee and Co-Chairman of the Governance Committee	Term: Indefinite Elected: 1/14	1999 to Present, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSgA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisors Ireland, Ltd. (investment companies); and Until August 1994, President, Alonzo B. Reed, Inc., (a Boston architect-engineering firm).	56	Trustee, State Street Institutional Investment Trust; Trustee, SSgA Funds.

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NAME, ADDRESS, AND AGE	POSITION(S) HELD WITH TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST FIVE YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING PAST FIVE YEARS
INTERESTED TRUSTEE
Scott F. Powers(1) YOB: 1959	Trustee	Term: Indefinite Elected Trustee: 1/14	May 2008 to Present, President and Chief Executive Officer of State Street Global Advisors; 2001-2008, Chief Executive Officer of Old Mutual Asset Management; Board of Directors, United Way of Massachusetts Bay; Board of Directors of Middlesex School; Incorporator, Cardigan Mountain School	56	Trustee, State Street Institutional Investment Trust; Trustee, SSgA Funds.

(1)	Mr. Powers is an Interested Trustee because of his employment by State Street Global Advisors, an affiliate of the Trust.

The section in the SAI titled “Management of the Funds—Board of Trustees and Officers” is amended to add the following and the section of the SAI titled “Summary of Trustees’ Qualifications—Master Funds” is replaced in its entirety with the following:

Following is a summary of the experience, attributes and skills which qualify each Trustee to serve on the Board.

Michael F. Holland: Mr. Holland is an experienced business executive with over 43 years of experience in the financial services industry including 18 years as a portfolio manager of another registered mutual fund; his experience includes service as a trustee, director or officer of various investment companies. He has served on the Board of Trustees and related Committees of State Street Institutional Investment Trust and State Street Master Funds for 14 years (since the trusts’ inception) and possesses significant experience regarding the operations and history of those trusts.

William L. Boyan: Mr. Boyan is an experienced business executive with over 41 years of experience in the insurance industry; his experience includes prior service as a trustee, director or officer of various investment companies and charities and an executive position with a major insurance company. He has served on the Board of Trustees and related Committees of the State Street Institutional Investment Trust and the State Street Master Funds for 14 years (since the trusts’ inception) and possesses significant experience regarding the operations and history of those trusts.

Rina K. Spence: Ms. Spence is an experienced business executive with over 33 years of experience in the health care industry; her experience includes service as a trustee, director or officer of various investment companies, charities and utility companies and chief executive positions for various health care companies. She has served on the Board of Trustees and related Committees of the State Street Institutional Investment Trust and the State Street Master Funds for 14 years (since the trusts’ inception) and possesses significant experience regarding the operations and history of those trusts.

Douglas T. Williams: Mr. Williams is an experienced business executive with over 40 years of experience in the banking industry; his experience includes service as a trustee or director of various investment companies and charities and senior executive positions of major bank organizations. He has served on the Board of Trustees and related Committees of the State Street Institutional Investment Trust and the State Street Master Funds for 14 years (since the trusts’ inception) and possesses significant experience regarding the operations and history of those trusts.

James E. Ross: Mr. Ross is an experienced business executive with over 24 years of experience in the financial services industry; his experience includes service as a trustee, director or officer of various investment companies. He has served on the Board of Trustees of the State Street Institutional Investment Trust and the State Street Master Funds for six years and as President of the trusts for seven years and possesses significant experience regarding the trusts’ operations and history. Mr. Ross is also a senior executive officer of State Street Global Advisors.

William L. Marshall: Mr. Marshall is an experienced business executive with over 44 years of experience in the financial services industry; his experience includes service as an advisor, trustee, or officer of various investment companies and charities. He has served on the Board of Trustees and related Committees of SSgA Funds for 25 years and possesses significant experience regarding the operations and history of the Trust.

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Patrick J. Riley: Mr. Riley is an experienced business executive with over 38 years of experience in the legal and financial services industries; his experience includes service as a trustee or director of various investment companies and Associate Justice of the Superior Court of the Commonwealth of Massachusetts. He has served on the Board of Trustees and related Committees of SSgA Funds for 25 years and possesses significant experience regarding the operations and history of the Trust.

Richard D. Shirk: Mr. Shirk is an experienced business executive with over 45 years of experience in the health care and insurance industries and with investment matters; his experience includes service as a trustee, director or officer of various health care companies and nonprofit organizations. He has served on the Board of Trustees and related Committees of SSgA Funds for 25 years and possesses significant experience regarding the operations and history of the Trust.

Bruce D. Taber: Mr. Taber is an experienced business executive with over 40 years of experience in the power generation, technology and engineering industries; his experience includes service as a trustee or director of various investment companies. He has served on the Board of Trustees and related Committees of SSgA Funds for 22 years and possesses significant experience regarding the operations and history of the Trust.

Scott F. Powers: Mr. Powers is an experienced business executive with over 30 years of experience in the financial services industry; his experience includes service as a trustee, director or officer of various investment companies and charities. He was recently elected to the SSgA Funds’ Board of Trustees and possesses significant experience regarding the operations and history of the Trust. Mr. Powers is also the president and chief executive officer of State Street Global Advisors.

The following replaces similar disclosure in the SAI under the heading “Investment Advisory and Other Services—Adviser–Advisory Expenses”:

During the fiscal year ended August 31, 2013, the Adviser had contractually agreed to waive up to the full amount of SSgA Money Market Fund’s advisory fee and reimburse SSgA Money Market Fund for all expenses to the extent that total expenses (exclusive of non-recurring account fees and extraordinary expenses) exceed .40% of the average daily net assets on an annual basis. The contractual waiver and reimbursement was in effect through April 30, 2014. The waivers and reimbursements are considered from year to year on a calendar basis. The waivers amounted to $0 in fiscal years ended August 31, 2013, 2012, and 2011.

The following replaces similar disclosure in the SAI under the heading “Investment Advisory and Other Services—Adviser–Advisory Expenses”:

During the fiscal year ended August 31, 2013, the Adviser had contractually agreed to waive the advisory fee and/or reimburse all expenses in excess of a certain percentage of average daily net assets on an annual basis for certain Funds. The contractual waivers and reimbursements, shown in the chart below, were in effect through April 30, 2014. The applicable amount of such waivers and reimbursements are also shown in the table below for the fiscal years ended August 31:

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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